Trade receivables, reseller financing and other receivables - Summary of Movements in the Allowance for Loss Allowance for Expected Credit Losses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Beginning balance	R$ 173,287
Ending balance	134,383	R$ 173,287
Trade receivables [member]
Disclosure of financial assets [line items]
Beginning balance	322,753	374,355	R$ 382,096
Additions	115,090	143,828	177,872
Reversals	(76,762)	(130,385)	(150,160)
Write-offs	(26,614)	(65,045)	(18,646)
Reclassification to assets held for sale			(16,807)
Ending balance	334,467	322,753	374,355
Reseller Financing - Ipiranga [member]
Disclosure of financial assets [line items]
Beginning balance	173,287	185,278	197,011
Additions	28,472	45,987	65,536
Reversals	(59,436)	(52,695)	(68,982)
Write-offs	(7,940)	(5,283)	(8,287)
Ending balance	R$ 134,383	R$ 173,287	R$ 185,278